Cover	Jun. 23, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 23, 2024
Entity File Number	001-41171
Entity Registrant Name	Ault Disruptive Technologies Corporation
Entity Central Index Key	0001864032
Entity Tax Identification Number	86-2279256
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	11411 Southern Highlands Parkway
Entity Address, Address Line Two	Suite 240
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89141
City Area Code	(949)
Local Phone Number	444-5464
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Common Stock, par value $0.001 per share and three-fourths of one Redeemable Warrant to purchase one share of Common Stock
Title of 12(b) Security	Units, each consisting of one share of Common Stock, par value $0.001 per share
Trading Symbol	ADRTU
Security Exchange Name	NYSE
Common Stock, par value $0.001 per share
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	ADRT
Security Exchange Name	NYSE